Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of details of the group's share capital

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2017	1,986,299	$198	$6,686,170
Issuance of shares	285,000	29	1,314,392
Shares outstanding as December 31, 2018	2,271,299	$227	$8,000,561

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2017	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2017	1,986,299	$198	$6,686,170
Issue and fully paid common shares of US$0.0001 as at December 31, 2018	2,271,299	$227	$8,000,561